Segment Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Corporate & All Other is comprised of corporate overhead and certain operations that are not considered separate reportable segments based on their size. This includes the operations of the Company’s internal logistics unit responsible for managing and allocating inbound logistics revenue and expense.

(In millions)	Performance Foodservice	PFG Customized	Vistar	Corporate & All Other	Eliminations	Consolidated
For the nine months ended March 26, 2016
Net external sales	$6,977.9	$2,799.7	$1,942.6	$11.7	$—	$11,731.9
Inter-segment sales	5.5	0.4	2.0	147.1	(155.0)	—

Total sales	6,983.4	2,800.1	1,944.6	158.8	(155.0)	11,731.9
EBITDA	206.9	26.2	83.7	(98.9)	—	217.9
Depreciation and amortization	46.2	11.5	12.8	15.7	—	86.2
Capital expenditures	30.9	5.5	9.1	22.5	—	68.0
For the nine months ended March 28, 2015
Net external sales	$6,704.2	$2,783.3	$1,786.3	$11.8	$—	$11,285.6
Inter-segment sales	4.7	0.6	2.0	128.0	(135.3)	—

Total sales	6,708.9	2,783.9	1,788.3	139.8	(135.3)	11,285.6
EBITDA	172.6	25.6	79.2	(82.0)	—	195.4
Depreciation and amortization	49.7	11.7	12.2	18.1	—	91.7
Capital expenditures	26.5	6.3	6.7	24.2	—	63.7

Corporate & All Other is comprised of corporate overhead and certain operations that are not considered separate reportable segments based on their size. This includes the operations of the Company’s internal logistics unit responsible for managing and allocating inbound logistics revenue and expense.

(In millions)	PFS	PFG Customized	Vistar	Corporate & All Other	Eliminations	Consolidated
For fiscal year ended June 27, 2015
Net external sales	$9,078.2	$3,752.2	$2,423.4	$16.2	$—	$15,270.0
Inter-segment sales	6.8	0.7	2.7	175.4	(185.6)	—
Total sales	9,085.0	3,752.9	2,426.1	191.6	(185.6)	15,270.0
EBITDA	254.2	36.5	105.5	(92.6)	—	303.6
Depreciation and amortization	65.8	16.4	15.7	23.4	—	121.3
Capital expenditures	41.8	7.8	14.5	34.5	—	98.6

Summary Assets by Reportable Segment , Excluding Intercompany Receivables

Total assets by reportable segment, excluding intercompany receivables between segments, are as follows:

(In millions)	As of March 26, 2016	As of June 27, 2015
Performance Foodservice	$1,945.2	$1,915.7
PFG Customized	649.5	649.8
Vistar	600.0	539.2
Corporate & All Other	245.4	286.2

Total assets	$3,440.1	$3,390.9

Total assets by reportable segment, excluding intercompany receivables between segments, are as follows:

(In millions)	As of June 27, 2015	As of June 28, 2014
PFS	$1,915.7	$1,853.6
PFG Customized	649.8	641.0
Vistar	539.2	501.3
Corporate & All Other	286.2	243.9

Total assets	$3,390.9	$3,239.8

Summary Sales Mix for Principal Product and Service Categories

The sales mix for the Company’s principal product and service categories is as follows:

(In millions)	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28,2014	For the fiscal year ended June 29, 2013
Center of the plate	$5,023.3	$4,226.4	$3,894.8
Canned and dry groceries	2,072.5	1,953.3	1,889.9
Frozen foods	1,950.4	1,795.4	1,724.3
Refrigerated and dairy products	2,039.0	1,803.6	1,611.5
Paper products and cleaning supplies	1,160.0	1,046.5	979.6
Beverage	1,159.0	1,065.1	1,045.2
Candy	648.5	601.3	552.5
Snack	523.0	518.6	505.1
Produce	469.4	449.2	410.8
Theater and concession	131.0	128.6	120.8
Merchandising and other services	93.9	97.7	92.0

Total	$15,270.0	$13,685.7	$12,826.5